Capital risk management (Tables)	3 Months Ended
Mar. 31, 2024
Capital risk management
Schedule of financial instruments measured at fair value

March 31, 2024	Level 1	Level 2	Total
	$’000	$’000	$’000

Fair value through other comprehensive income financial assets	9	—	9
Interest rate caps (note 15)	—	527	527
Embedded options within listed bonds (note 15)	—	8,180	8,180
Foreign exchange swaps (note 15)	—	(40,655)	(40,655)
	9	(31,948)	(31,939)

December 31, 2023	Level 1	Level 2	Total
	$’000	$’000	$’000

Fair value through other comprehensive income financial assets	13	—	13
Interest rate caps (note 15)	—	565	565
Embedded options within listed bonds (note 15)	—	1,540	1,540
Foreign exchange swaps (note 15)	—	(68,133)	(68,133)
	13	(66,028)	(66,015)

Schedule of fair value estimation

	At March 31, 2024		At December 31, 2023
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	$’000	$’000	$’000	$’000

Financial liabilities
Bank and bond borrowings (note 18)	3,468,341	3,297,434	3,510,847	3,224,775
	3,468,341	3,297,434	3,510,847	3,224,775